Fair Value Measurements - Summary of Fair Value of Significant Assumptions Utilized in the Valuation (Details)	Sep. 30, 2023 yr	Dec. 31, 2022 yr	Aug. 08, 2022 yr	Dec. 31, 2021 yr
Private Placement Warrants [Member] | Risk-free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0.049	0.042		0.012
Private Placement Warrants [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0.75	0.75		0.65
Private Placement Warrants [Member] | Contractual Term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	2.74	3.49		4.49
Private Placement Warrants [Member] | Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	575	575		575
Private Placement Warrants [Member] | Dividend Yield Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0	0
Term Loan Warrants [Member] | Risk-free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0.046	0.04	0.029
Term Loan Warrants [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0.75	0.75	0.75
Term Loan Warrants [Member] | Contractual Term (in years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	5.86	6.61	7
Term Loan Warrants [Member] | Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	20.5	92.5	92.5
Term Loan Warrants [Member] | Dividend Yield Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Measurement Input	0	0